INCOME TAXES	12 Months Ended
Dec. 31, 2014
INCOME TAXES
INCOME TAXES

11.INCOME TAXES

The current and deferred components of income tax expenses were as follows:

	Years ended December 31,
	2012	2013	2014

Current	3,179	8,302	3,740
Deferred	(2,303)	(820)	392

Total income tax expenses	876	7,482	4,132

The Company is a tax-exempt entity incorporated in the Cayman Islands.

Xueda HK located in Hong Kong and is subject to an income tax rate of 16.5%. Xueda HK did not record any income tax expense during the years ended December 31, 2012, 2013 and 2014 because Xueda HK is an investment holding company with no substantive business operations in Hong Kong.

Xueda Information and its subsidiaries and schools, which were entities incorporated in the PRC (“PRC entities”), are subject to PRC Enterprise Income Tax (“EIT”), on the taxable income in accordance with the relevant PRC income tax laws, which have adopted a unified income tax rate of 25% since January 1, 2008. Xuecheng Century was certified as a “software enterprise” and was exempt from income taxes in 2010 and 2011, followed by a 12.5% of income tax rate for 2012, 2013, and 2014.

The principal components of deferred income taxes were as follows:

	December 31,
	2013	2014

Current deferred tax assets
Deferred income-current	104	78
Accrued expenses (i)	6,671	6,656
Less: Valuation allowance	(636)	(609)

Net current deferred tax assets	6,139	6,125

Noncurrent deferred tax assets
Deferred income-noncurrent	78	—
Net operating loss carry forwards	4,025	5,939
Less: Valuation allowance	(2,643)	(4,856)

Net noncurrent deferred tax assets	1,460	1,083

(i)

Accrued expenses deferred tax assets relate to accrued advertising, payroll and welfare expenses. According to the EIT law, accrued payments related to certain employee expenses, including employee payroll and certain welfare expenses, are not deductible for tax until the actual payments occur. The EIT law also limits the amount of advertising expenses deductible for any period to no more than 15% of gross revenue of such period and permits the amount of the advertising expense in excess of such 15% limit to be carried forward to future periods.

The net operating loss carry forwards for Xueda Information and its subsidiaries and schools was $23,756 as of December 31, 2014 and will expire on various dates through 2019. The valuation allowances as of December 31, 2013 and 2014 were primarily related to net operating losses generated by certain subsidiaries and schools of Xueda Information because the Group believes that it is more likely than not that the related deferred tax assets will not be utilized in the future.

The tax basis of the investment of Xuecheng Century in Xueda Information has been greater than the carrying value of this investment. Under U.S. GAAP, a deferred tax asset should be recognized for this temporary difference only if it is apparent that the temporary difference will reverse in the foreseeable future. Absent of evidence of a reversal in the foreseeable future, no deferred tax asset for such temporary difference was recorded.

Reconciliation between total income tax expenses and the amount computed by applying the PRC EIT statutory rate to income before income taxes is as follows:

	Years ended December 31,
	2012	2013	2014

Expected income tax expenses at PRC EIT statutory rate of 25%	656	5,594	(1,498)
Effect of preferential tax rate and tax holiday	745	(601)	1,285
Effect on tax rates in different tax jurisdictions (i)	(228)	6	1,595
Tax effect of expenses that are not deductible in determining taxable profit (ii)	226	806	564
Changes in valuation allowance	(523)	1,677	2,186

Total income tax expenses	876	7,482	4,132

(i)

Effect on tax rates in different tax jurisdictions relates to the interest income and exchange gains generated by the Company and Xueda HK from its RMB-denominated deposits, which are exempted in Cayman Islands, and not subject to Hong Kong income taxes in accordance with the Hong Kong Inland Revenue Ordinance as Xueda HK is an investment holding company with no substantive business operations in Hong Kong.

(ii)	Expenses not deductible for tax purposes include impairment losses, entertainment expenses, employees’ training expenses that are not deductible in the computation of net income before income taxes.

If the tax holidays granted to Xuecheng Century were not available, income tax provision and earnings per share amounts would be as follows:

	Years ended December 31,
	2012	2013	2014

Decrease (increase) in income tax expense	(745)	601	(1,285)
Increase (reduction) in net income per share-basic	0.01	(0.00)	0.01
Increase (reduction) in net income per share-diluted	0.01	(0.00)	0.01

The Group did not identify significant unrecognized tax benefits for the years ended December 31, 2012, 2013 and 2014. The Group did not incur any interest and penalties related to potential underpaid income tax expenses and also does not anticipate any significant increases or decreases in unrecognized tax benefits in the next 12 months from December 31, 2014.

Uncertainties exist with respect to how the current income tax law in the PRC applies to the Group’s overall operations, and more specifically, with regard to tax residency status. The EIT law includes a provision specifying that legal entities organized outside of the PRC will be considered residents for Chinese Income tax purposes if the place of effective management or control is within the PRC. The implementation rules to the new EIT law provide that non-resident legal entities will be considered PRC residents if substantial and overall management and control over the manufacturing and business operations, personnel, accounting and properties occurs within the PRC. On April 22, 2009, the State Administration of Taxation (the “SAT”) issued the Notice Regarding the Determination of Chinese-Controlled Offshore Incorporated Enterprises as PRC Tax Resident Enterprises on the Basis of De Facto Management Bodies, or Circular 82, which provides certain specific criteria for determining whether the “de facto management body” of a Chinese-controlled offshore-incorporated enterprise is located in China. In addition, on August 3, 2011, the SAT issued a bulletin to made clarification in the areas of resident status determination, post-determination administration, as well as competent tax authorities. The Group does not believe that the legal entities organized outside of the PRC within the Group should be treated as residents for EIT law purposes. However, if the PRC tax authorities subsequently determine that the Company and its subsidiaries registered outside the PRC should be deemed resident enterprises, the Company and its subsidiaries registered outside the PRC will be subject to the PRC income taxes, at a rate of 25%.

If any entity within the Group that is outside the PRC were to be a non-resident for PRC tax purposes dividends paid to it out of profits earned by PRC entities after January 1, 2008 would be subject to a withholding tax at a rate of 10%, subject to reduction by an applicable tax treaty with the PRC. As of December 31, 2014, the Company's subsidiaries and variable interest entities located in the PRC recorded aggregate accumulated deficits. Accordingly, no deferred tax liability has been accrued for the Chinese dividend withholding taxes. In the future, aggregate undistributed earnings of the Company's subsidiaries and variable interest entities located in the PRC, if any, that are taxable upon distribution to the Company, will be considered to be indefinitely reinvested, because the Company does not have any plan to pay cash dividends by using any undistributed earnings of the Company's subsidiaries and variable interest entities in the PRC in the foreseeable future and intends to retain most of their available funds and any future earnings for use in the operation and expansion of their business.